NUVEEN LARGE CAP VALUE FUND

NUVEEN LARGE CAP GROWTH FUND

SUPPLEMENT DATED DECEMBER 7, 2020

TO THE PROSPECTUS DATED DECEMBER 31, 2019

The reorganizations of Nuveen Large Cap Value Fund into Nuveen Dividend Value Fund and Nuveen Large Cap Growth Fund into Nuveen Winslow Large-Cap Growth ESG Fund are complete. Any references to Nuveen Large Cap Value Fund and Nuveen Large Cap Growth Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCMERP-1220P

NUVEEN LARGE CAP VALUE FUND

NUVEEN LARGE CAP GROWTH FUND

SUPPLEMENT DATED DECEMBER 7, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2019

The reorganizations of Nuveen Large Cap Value Fund into Nuveen Dividend Value Fund and Nuveen Large Cap Growth Fund into Nuveen Winslow Large-Cap Growth ESG Fund are complete. Any references to Nuveen Large Cap Value Fund and Nuveen Large Cap Growth Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-LCMERSAI-1220P